Prepayments and Other Current Assets, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Impairment of inventory	¥ 7,089	$ 1,014	¥ 1,224	¥ 2,627